BONDS PAYABLE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Jan. 08, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonds issued	9,663
Bonds issued price	$ 100
Proceeds from issuance of bonds	$ 966,300
Interest rate	10.00%
Maturity of bonds payable	mature three years from the date of issuance
Cash debt issuance costs	$ 77,304
Common shares issued | shares	5,600,000
Exercise price	$ 0.3		$ 0.28
Bonds payable	865,937
Interest expense on bonds	$ 15,038
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate	24.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest rate	48.00%
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued | shares	740,240	8,665,201
Fair value of common shares issued	$ 28,514
Exercise price	$ 0.12	$ 0.25	$ 0.42
Warrants term	2 years
Warrants [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.08
Warrants [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.14